LEASES - Disclosure of Other Information Related to Lease Term and Discount Rate (Detail)	Dec. 31, 2022	Dec. 31, 2021
Lessee Operating Lease and Finance Lease Other Information Related to Lease Term and Discount Rate [Abstract]
Operating leases, Weighted average remaining lease term	21 years 6 months	21 years 6 months
Operating leases, Weighted average discount rate	5.77%	5.73%
Finance leases, Weighted average remaining lease term	10 years 6 months	11 years 6 months
Finance leases, Weighted average discount rate	10.70%	7.09%